Segmented information - Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 5,198,080	$ 4,197,509
United States
Disclosure of geographical areas [line items]
Property, plant and equipment	3,796,877	2,582,900
Egypt
Disclosure of geographical areas [line items]
Property, plant and equipment	440,041	482,764
New Zealand
Disclosure of geographical areas [line items]
Property, plant and equipment	0	83,880
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment	182,970	161,870
Chile
Disclosure of geographical areas [line items]
Property, plant and equipment	103,194	114,327
Trinidad
Disclosure of geographical areas [line items]
Property, plant and equipment	21,543	42,282
Waterfront Shipping
Disclosure of geographical areas [line items]
Property, plant and equipment	601,482	698,003
Europe
Disclosure of geographical areas [line items]
Property, plant and equipment	32,740	6,459
Other
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 19,233	$ 25,024